UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2015

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 44.1%
Asset-Backed & Securitized - 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		$62,408	$65,703
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		30,000	31,379
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.704%, 6/15/39		32,000	33,588
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39		42,156	44,013
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45		62,915	67,942
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		25,000	26,366
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.775%, 6/15/49		63,042	67,411
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.775%, 6/15/49		40,577	42,693
Morgan Stanley Capital I Trust, “AM”, FRN, 5.648%, 4/15/49		30,000	31,488
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.15%, 2/15/51		49,669	52,977

			$463,560
Automotive - 0.4%
General Motors Co., 5.2%, 4/01/45		$19,000	$20,621
Lear Corp., 5.375%, 3/15/24		5,000	5,175
Lear Corp., 5.25%, 1/15/25		10,000	10,200
Renault S.A., 3.625%, 9/19/18	EUR	15,000	17,577
Toyota Motor Credit Corp., 0.875%, 7/17/15		$50,000	50,081
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		5,000	5,038
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	10,000	11,451

			$120,143
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$32,000	$36,950

Broadcasting - 0.1%
Discovery Communications, Inc., 4.875%, 4/01/43		$6,000	$6,270
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	10,000	11,465

			$17,735
Building - 0.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$22,000	$22,990
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		21,000	22,313
Mohawk Industries, Inc., 6.125%, 1/15/16		19,000	19,723
Owens Corning, Inc., 6.5%, 12/01/16		1,000	1,075
Owens Corning, Inc., 4.2%, 12/15/22		6,000	6,261

			$72,362
Business Services - 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$17,000	$17,485

Cable TV - 0.4%
Comcast Corp., 4.65%, 7/15/42		$16,000	$17,835
Cox Communications, Inc., 3.25%, 12/15/22 (n)		12,000	12,172
NBCUniversal Media LLC, 5.15%, 4/30/20		25,000	28,692
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	10,000	9,137
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		$35,000	36,488

			$104,324
Chemicals - 0.2%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		$22,000	$22,165
CF Industries, Inc., 5.15%, 3/15/34		8,000	8,767
LyondellBasell Industries N.V., 4.625%, 2/26/55		20,000	19,915

			$50,847

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24		$12,000	$12,614
VeriSign, Inc., 4.625%, 5/01/23		5,000	4,988

			$17,602
Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 11/15/17		$5,000	$5,035

Consumer Products - 0.0%
Newell Rubbermaid, Inc., 4%, 12/01/24		$11,000	$11,591

Consumer Services - 0.0%
Service Corp. International, 5.375%, 5/15/24		$10,000	$10,450

Containers - 0.2%
Ball Corp., 5%, 3/15/22		$5,000	$5,225
Ball Corp., 4%, 11/15/23		7,000	6,825
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	50,000	55,187

			$67,237
Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/22		$4,000	$4,009

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$11,000	$11,207

Emerging Market Quasi-Sovereign - 0.3%
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		$45,000	$47,025
NOVA Chemicals Corp., 5%, 5/01/25 (n)		2,000	2,090
Petroleos Mexicanos, 3.125%, 1/23/19		12,000	12,240
Petroleos Mexicanos, 5.5%, 1/21/21		20,000	21,950

			$83,305
Emerging Market Sovereign - 0.6%
Republic of Indonesia, 7.875%, 4/15/19	IDR	596,000,000	$46,632
Republic of Indonesia, 8.375%, 3/15/24	IDR	563,000,000	45,707
Republic of Turkey, 8%, 2/14/34		$20,000	27,398
United Mexican States, 8.5%, 5/31/29	MXN	740,000	58,612

			$178,349
Energy - Independent - 0.2%
Apache Corp., 4.75%, 4/15/43		$7,000	$7,316
Cimarex Energy Co., 4.375%, 6/01/24		15,000	14,888
Concho Resources, Inc., 6.5%, 1/15/22		15,000	15,713
EOG Resources, Inc., 2.625%, 3/15/23		7,000	6,993

			$44,910
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/20		$2,000	$2,034

Financial Institutions - 0.3%
CIT Group, Inc., 3.875%, 2/19/19		$32,000	$31,680
Icahn Enterprises LP, 5.875%, 2/01/22		23,000	23,690
International Lease Finance Corp., 7.125%, 9/01/18 (n)		13,000	14,593
SLM Corp., 6.25%, 1/25/16		10,000	10,300
SLM Corp., 4.875%, 6/17/19		2,000	1,995

			$82,258

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.1%
Constellation Brands, Inc., 4.25%, 5/01/23		$20,000	$20,575
J.M. Smucker Co., 2.5%, 3/15/20 (z)		2,000	2,027
J.M. Smucker Co., 4.375%, 3/15/45 (z)		2,000	2,084
Tyson Foods, Inc., 5.15%, 8/15/44		3,000	3,492
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		5,000	5,155
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		6,000	6,287

			$39,620
Food & Drug Stores - 0.1%
CVS Health Corp., 3.375%, 8/12/24		$8,000	$8,296
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	10,000	9,144
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$14,000	14,302

			$31,742
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$25,000	$28,521

Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$11,000	$12,421

Insurance - 0.5%
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	50,000	$55,940
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	10,000	10,941
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	50,000	63,971
UnumProvident Corp., 6.85%, 11/15/15 (n)		$20,000	20,711

			$151,563
Insurance - Property & Casualty - 0.2%
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$15,000	$16,924
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		40,000	42,400
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		6,000	6,162

			$65,486
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/41		$20,000	$21,434
Statoil A.S.A., FRN, 0.547%, 5/15/18		11,000	10,963

			$32,397
International Market Sovereign - 15.4%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	96,000	$136,263
Buoni Poliennali del Tesoro, 5%, 9/01/40	EUR	17,000	28,973
Commonwealth of Australia, 5.75%, 5/15/21	AUD	285,000	264,090
Federal Republic of Germany, 6.25%, 1/04/30	EUR	24,000	47,684
Federal Republic of Germany, 2.5%, 7/04/44	EUR	41,000	66,785
Government of Canada, 4.25%, 6/01/18	CAD	81,000	71,433
Government of Canada, 3.25%, 6/01/21	CAD	12,000	10,833
Government of Canada, 2.5%, 6/01/24	CAD	76,000	66,522
Government of Canada, 5.75%, 6/01/33	CAD	53,000	67,164
Government of Canada, 4%, 6/01/41	CAD	17,000	18,954
Government of Japan, 2%, 3/20/52	JPY	3,000,000	29,005
Government of Japan, 1.1%, 6/20/20	JPY	28,300,000	247,698
Government of Japan, 2.1%, 9/20/24	JPY	45,850,000	444,038
Government of Japan, 2.2%, 9/20/27	JPY	19,250,000	191,979
Government of Japan, 2.4%, 3/20/37	JPY	8,700,000	88,773
Government of New Zealand, 5%, 3/15/19	NZD	126,000	100,722
Government of New Zealand, 5.5%, 4/15/23	NZD	98,000	84,903
Government of Norway, 3.75%, 5/25/21	NOK	668,000	95,154

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Norway, 3%, 3/14/24	NOK	397,000	$55,822
Kingdom of Belgium, 4%, 3/28/32	EUR	35,000	56,842
Kingdom of Denmark, 3%, 11/15/21	DKK	230,000	39,640
Kingdom of Denmark, 1.5%, 11/15/23	DKK	344,000	55,140
Kingdom of Denmark, 4.5%, 11/15/39	DKK	100,000	27,113
Kingdom of Spain, 5.4%, 1/31/23	EUR	103,000	147,310
Kingdom of Spain, 5.5%, 7/30/17	EUR	122,000	147,460
Kingdom of Spain, 4.6%, 7/30/19	EUR	174,000	220,439
Kingdom of Spain, 4.7%, 7/30/41	EUR	17,000	28,537
Kingdom of Sweden, 5%, 12/01/20	SEK	735,000	109,275
Kingdom of Sweden, 3.5%, 6/01/22	SEK	220,000	31,523
Kingdom of Sweden, 1.5%, 11/13/23	SEK	715,000	91,294
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	56,000	98,266
Obrigacoes do Tesouro Portugal, 4.95%, 10/25/23	EUR	71,000	97,670
Republic of France, 6%, 10/25/25	EUR	75,000	126,454
Republic of France, 4.75%, 4/25/35	EUR	51,000	93,717
Republic of Ireland, 5.4%, 3/13/25 (e)	EUR	16,000	24,827
Republic of Italy, 5.25%, 8/01/17	EUR	219,000	263,017
Republic of Italy, 3.75%, 3/01/21	EUR	190,000	239,829
United Kingdom Treasury, 5%, 3/07/18	GBP	107,000	178,896
United Kingdom Treasury, 4.25%, 12/07/27	GBP	17,000	32,307
United Kingdom Treasury, 4.25%, 3/07/36	GBP	76,000	151,728
United Kingdom Treasury, 3.25%, 1/22/44	GBP	30,000	53,237
United Kingdom Treasury, 3.75%, 7/22/52	GBP	13,000	26,302

			$4,457,618
Machinery & Tools - 0.1%
United Rentals North America, Inc., 4.625%, 7/15/23		$15,000	$15,169

Major Banks - 0.9%
Bank of America Corp., 7.625%, 6/01/19		$25,000	$30,175
Bank of America Corp., 4.125%, 1/22/24		12,000	12,850
Bank of America Corp., 6.1% to 3/17/15, FRN to 12/29/49		8,000	8,115
Bank of America Corp., FRN, 5.2%, 12/31/49		3,000	2,903
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	50,000	64,788
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$12,000	14,008
JPMorgan Chase & Co., 4.25%, 10/15/20		27,000	29,443
JPMorgan Chase & Co., 3.125%, 1/23/25		13,000	13,038
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		12,000	13,020
Morgan Stanley, 4.3%, 1/27/45		6,000	6,217
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		25,000	27,813
Regions Financial Corp., 2%, 5/15/18		14,000	13,987
Wells Fargo & Co., 3%, 2/19/25		14,000	14,060
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		6,000	6,346
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		12,000	12,495

			$269,258
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 3.734%, 12/15/24		$3,000	$3,140
Davita, Inc., 6.625%, 11/01/20		36,000	37,710
Express Scripts Holding Co., 2.65%, 2/15/17		40,000	40,974
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		3,000	3,075
HCA, Inc., 4.75%, 5/01/23		20,000	20,750
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		13,000	13,381

			$119,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/25 (n)		$11,000	$11,499
Zimmer Holdings, Inc., 4.25%, 8/15/35		5,000	5,158

			$16,657
Metals & Mining - 0.5%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$17,000	$18,090
Cameco Corp., 5.67%, 9/02/19	CAD	20,000	17,957
Kinross Gold Corp., 5.95%, 3/15/24		$13,000	12,039
Plains Exploration & Production Co., 6.875%, 2/15/23		31,000	32,899
Southern Copper Corp., 6.75%, 4/16/40		11,000	11,727
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	50,000	59,044

			$151,756
Midstream - 0.6%
Access Midstream Partner LP, 4.875%, 3/15/24		$10,000	$10,050
El Paso Corp., 7.75%, 1/15/32		5,000	6,154
Enbridge, Inc., 3.19%, 12/05/22	CAD	10,000	8,183
Energy Transfer Partners LP, 4.65%, 6/01/21		$27,000	28,848
Energy Transfer Partners LP, 3.6%, 2/01/23		10,000	9,906
Enterprise Products Operating LLC, 3.9%, 2/15/24		6,000	6,277
Enterprise Products Operating LLC, 4.85%, 3/15/44		5,000	5,390
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		6,000	6,216
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		15,000	15,336
ONEOK, Inc., 4.25%, 2/01/22		10,000	9,469
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		2,000	1,978
Spectra Energy Partners LP, 4.75%, 3/15/24		27,000	29,651
Sunoco Logistics Partners LP, 5.3%, 4/01/44		7,000	7,222
Sunoco Logistics Partners LP, 5.35%, 5/15/45		6,000	6,310
Williams Cos., Inc., 3.7%, 1/15/23		15,000	13,866

			$164,856
Mortgage-Backed - 1.6%
Fannie Mae, 5.138%, 2/01/16		$25,728	$26,056
Fannie Mae, 5.733%, 7/01/16		23,556	24,629
Fannie Mae, 5.05%, 1/01/17		27,759	29,099
Fannie Mae, 4.5%, 3/01/34		74,515	81,900
Fannie Mae, 5.5%, 1/01/37		12,508	14,124
Fannie Mae, 6%, 12/01/37 - 6/01/38		10,894	12,437
Fannie Mae, 4%, 2/01/41		34,941	37,462
Fannie Mae, 3.5%, 5/01/43		71,771	75,984
Freddie Mac, 3.882%, 11/25/17		40,000	42,507
Freddie Mac, 2.313%, 3/25/20		24,000	24,686
Freddie Mac, 3.3%, 4/25/23		50,325	53,980
Freddie Mac, 3.458%, 8/25/23		50,325	54,484

			$477,348
Network & Telecom - 0.3%
British Telecom PLC, 5.75%, 12/07/28	GBP	5,000	$9,485
CenturyLink, Inc., 7.6%, 9/15/39		$17,000	17,414
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	5,000	8,053
Verizon Communications, Inc., 5.15%, 9/15/23		$11,000	12,611
Verizon Communications, Inc., 6.4%, 9/15/33		9,000	11,233
Verizon Communications, Inc., 5.05%, 3/15/34		9,000	9,773
Verizon Communications, Inc., 6.55%, 9/15/43		12,000	15,626

			$84,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oils - 0.0%
Valero Energy Corp., 4.9%, 3/15/45		$9,000	$9,305

Other Banks & Diversified Financials - 0.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$20,000	$21,748
BB&T Corp., 3.95%, 4/29/16		40,000	41,409
Capital One Financial Corp., 3.2%, 2/05/25		12,000	11,900
Discover Bank, 4.25%, 3/13/26		8,000	8,482
Macquarie Group Ltd., 6.25%, 1/14/21 (n)		20,000	23,224
Rabobank Nederland N.V., 4%, 9/19/22	GBP	5,000	8,315
U.S. Bancorp, 2.95%, 7/15/22		$6,000	6,104

			$121,182
Pharmaceuticals - 0.5%
Actavis Funding SCS, 3.8%, 3/15/25		$6,000	$6,192
Actavis Funding SCS, 4.85%, 6/15/44		2,000	2,124
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	10,000	11,241
Celgene Corp., 1.9%, 8/15/17		$13,000	13,166
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		15,000	16,068
Gilead Sciences, Inc., 2.35%, 2/01/20		2,000	2,055
Gilead Sciences, Inc., 3.7%, 4/01/24		13,000	13,881
Gilead Sciences, Inc., 4.5%, 2/01/45		7,000	7,731
Hospira, Inc., 5.2%, 8/12/20		4,000	4,562
Mylan, Inc., 2.55%, 3/28/19		4,000	4,021
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)		27,000	27,405
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		10,000	10,575
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		12,000	12,028

			$131,049
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 5.4%, 2/01/43		$2,000	$1,804

Printing & Publishing - 0.1%
Gannett Co., Inc., 5.125%, 10/15/19		$15,000	$15,713
Moody’s Corp., 4.875%, 2/15/24		16,000	17,818

			$33,531
Railroad & Shipping - 0.0%
Union Pacific Corp., 3.875%, 2/01/55		$10,000	$9,755

Real Estate - Apartment - 0.0%
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	10,000	$11,452

Real Estate - Healthcare - 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$7,000	$7,113

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$14,000	$14,106

Real Estate - Retail - 0.1%
Hammerson PLC, REIT, 6%, 2/23/26	GBP	5,000	$9,597
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$25,000	28,926

			$38,523
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$8,000	$8,861

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - 0.5%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$10,000	$11,027
Best Buy Co., Inc., 5.5%, 3/15/21		19,000	20,045
Dollar General Corp., 3.25%, 4/15/23		15,000	14,576
Gap, Inc., 5.95%, 4/12/21		30,000	34,421
Home Depot, Inc., 5.95%, 4/01/41		25,000	33,382
Limited Brands, Inc., 7%, 5/01/20		25,000	28,813

			$142,264
Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	10,000	$8,512
International Finance Corp., 3.25%, 7/22/19	AUD	15,000	11,852

			$20,364
Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	50,000	$68,080
American Tower Corp., REIT, 4.7%, 3/15/22		$4,000	4,290
American Tower Corp., REIT, 3.5%, 1/31/23		11,000	10,904
Crown Castle International Corp., 5.25%, 1/15/23		18,000	18,900
Rogers Communications, Inc., 5%, 3/15/44		6,000	6,614
T-Mobile USA, Inc., 6.25%, 4/01/21		22,000	22,880

			$131,668
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	20,000	$18,185

Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$30,000	$29,824
Lorillard Tobacco Co., 8.125%, 6/23/19		11,000	13,453
Philip Morris International, Inc., 4.875%, 11/15/43		8,000	9,114

			$52,391
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$5,000	$5,133
ERAC USA Finance Co., 7%, 10/15/37 (n)		20,000	26,969

			$32,102
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 6/01/25		$42,477	$45,796
Small Business Administration, 2.22%, 3/01/33		33,536	33,193

			$78,989
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds, 5.25%, 2/15/29		$36,000	$49,244
U.S. Treasury Bonds, 4.5%, 8/15/39		105,000	143,727
U.S. Treasury Bonds, 3.625%, 2/15/44		28,000	34,237
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24		168,307	168,241
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/25		86,830	87,427
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/45		40,691	41,378
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/17 (f)		192,414	195,841
U.S. Treasury Bonds, TIPS, 1.625%, 1/15/18		63,587	67,741
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/21 (f)		152,775	163,995
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/23		168,714	172,998
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/24		196,316	204,475
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/25 (f)		127,705	154,782
U.S. Treasury Bonds, TIPS, 2%, 1/15/26		115,395	136,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/27 (f)		$68,375	$84,357
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/28		75,859	88,784
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/28 (f)		56,353	79,484
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/29 (f)		53,338	68,131
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/29		61,130	89,780
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/32		31,600	46,355
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/40		41,089	54,857
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/41 (f)		57,629	77,677
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/42		86,880	87,857
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/43		70,139	68,720
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/44		97,270	114,330
U.S. Treasury Notes, 3.5%, 5/15/20		23,000	25,375
U.S. Treasury Notes, TIPS, 0.125%, 4/15/16		46,587	47,056
U.S. Treasury Notes, TIPS, 2.5%, 7/15/16		42,818	44,976
U.S. Treasury Notes, TIPS, 2.375%, 1/15/17		44,038	46,656
U.S. Treasury Notes, TIPS, 2.625%, 7/15/17		65,402	71,007
U.S. Treasury Notes, TIPS, 0.125%, 4/15/18 (f)		209,281	213,499
U.S. Treasury Notes, TIPS, 1.375%, 7/15/18		74,781	80,027
U.S. Treasury Notes, TIPS, 2.125%, 1/15/19		91,437	100,659
U.S. Treasury Notes, TIPS, 0.125%, 4/15/19		169,556	172,696
U.S. Treasury Notes, TIPS, 1.875%, 7/15/19		56,917	62,751
U.S. Treasury Notes, TIPS, 1.375%, 1/15/20 (f)		71,330	77,142
U.S. Treasury Notes, TIPS, 1.25%, 7/15/20		151,100	163,790
U.S. Treasury Notes, TIPS, 0.625%, 7/15/21		180,426	189,095
U.S. Treasury Notes, TIPS, 0.125%, 1/15/22 (f)		172,439	173,854
U.S. Treasury Notes, TIPS, 0.125%, 7/15/22 (f)		184,963	186,870
U.S. Treasury Notes, TIPS, 0.125%, 1/15/23 (f)		183,263	184,050

			$4,320,673
Utilities - Electric Power - 0.3%
Alabama Power Co., 4.15%, 8/15/44		$4,000	$4,329
CMS Energy Corp., 5.05%, 3/15/22		15,000	17,157
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	5,000	10,217
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$3,000	3,109
PPL Capital Funding, Inc., 5%, 3/15/44		6,000	7,094
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		4,000	4,604
Progress Energy, Inc., 7.05%, 3/15/19		30,000	35,799

			$82,309
Total Bonds			$12,784,656

Common Stocks - 29.4%
Aerospace - 0.8%
Honeywell International, Inc.		627	$65,402
Northrop Grumman Corp.		421	67,764
Rockwell Collins, Inc.		350	33,793
United Technologies Corp.		498	58,366

			$225,325
Alcoholic Beverages - 0.2%
Pernod Ricard S.A.		530	$62,542

Apparel Manufacturers - 0.5%
Global Brands Group Holding Ltd. (a)		96,000	$18,765
Li & Fung Ltd.		20,000	19,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Apparel Manufacturers - continued
LVMH Moet Hennessy Louis Vuitton S.A.	389	$68,659
PVH Corp.	319	33,993

		$140,946
Automotive - 0.5%
Delphi Automotive PLC	743	$59,247
DENSO Corp.	1,400	63,917
Guangzhou Automobile Group Co. Ltd., “H”	24,000	22,931

		$146,095
Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc. (a)	271	$46,964
Biogen, Inc. (a)(s)	237	100,071

		$147,035
Broadcasting - 0.8%
Time Warner, Inc.	967	$81,653
Twenty-First Century Fox, Inc.	2,456	83,111
WPP PLC	2,894	65,631

		$230,395
Brokerage & Asset Managers - 0.5%
BlackRock, Inc.	182	$66,583
Franklin Resources, Inc.	684	35,103
NASDAQ OMX Group, Inc.	850	43,299

		$144,985
Business Services - 0.9%
Accenture PLC, “A”	672	$62,960
Cognizant Technology Solutions Corp., “A” (a)	997	62,203
Equifax, Inc.	269	25,017
Fidelity National Information Services, Inc.	810	55,129
Gartner, Inc. (a)	488	40,919
Global Payments, Inc.	299	27,412

		$273,640
Cable TV - 0.4%
Charter Communications, Inc., “A” (a)	402	$77,630
Time Warner Cable, Inc.	224	33,573

		$111,203
Chemicals - 0.2%
E.I. du Pont de Nemours & Co.	474	$33,877
Orica Ltd.	1,726	26,192

		$60,069
Computer Software - 0.6%
Adobe Systems, Inc. (a)	600	$44,364
Oracle Corp.	1,099	47,422
Qlik Technologies, Inc. (a)	826	25,713
Salesforce.com, Inc. (a)	996	66,543

		$184,042
Computer Software - Systems - 0.9%
Apple, Inc.	562	$69,930
EMC Corp.	3,363	85,958

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Hewlett-Packard Co.	2,277	$70,951
NCR Corp. (a)	723	21,336

		$248,175
Conglomerates - 0.2%
Hutchison Whampoa Ltd.	4,000	$55,331

Construction - 0.3%
Sherwin-Williams Co.	254	$72,263

Consumer Products - 0.6%
Colgate-Palmolive Co.	920	$63,793
L’Oreal S.A.	331	60,985
Newell Rubbermaid, Inc.	1,423	55,597

		$180,375
Consumer Services - 0.2%
Priceline Group, Inc. (a)	47	$54,715

Containers - 0.1%
Crown Holdings, Inc. (a)	711	$38,408

Electrical Equipment - 0.9%
Danaher Corp. (s)	1,465	$124,379
Schneider Electric S.A.	546	42,476
Siemens AG	460	49,808
W.W. Grainger, Inc.	186	43,861

		$260,524
Electronics - 0.8%
Altera Corp.	474	$20,339
MediaTek, Inc.	3,000	40,604
Mellanox Technologies Ltd. (a)	653	29,607
Microchip Technology, Inc.	923	45,135
NXP Semiconductors N.V. (a)	313	31,413
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	55,672
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	652	15,309

		$238,079
Energy - Independent - 0.9%
Anadarko Petroleum Corp.	642	$53,164
Cenovus Energy, Inc.	826	13,924
EOG Resources, Inc.	781	71,610
INPEX Corp.	2,500	27,630
Memorial Resource Development Corp. (a)	1,814	32,180
Oil Search Ltd.	5,937	32,558
Pioneer Natural Resources Co.	168	27,470

		$258,536
Energy - Integrated - 0.9%
BG Group PLC	4,777	$58,745
Exxon Mobil Corp. (s)	1,302	110,670
Royal Dutch Shell PLC, “A”	2,746	81,608

		$251,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 1.1%
Coca-Cola Co.	1,947	$78,951
Danone S.A.	927	62,417
M. Dias Branco S.A. Industria e Comercio de Alimentos	784	21,153
Mondelez International, Inc.	1,801	64,998
Nestle S.A.	1,022	77,192
Want Want China Holdings Ltd.	17,000	18,047

		$322,758
Food & Drug Stores - 0.3%
CVS Health Corp. (s)	866	$89,380

Gaming & Lodging - 0.1%
Sands China Ltd.	7,600	$31,468

General Merchandise - 0.4%
Dollar Tree, Inc. (a)	533	$43,250
Target Corp.	766	62,866

		$106,116
Insurance - 0.9%
AIA Group Ltd.	14,200	$88,999
American International Group, Inc.	1,267	69,419
Hiscox Ltd.	3,661	46,213
MetLife, Inc.	999	50,499

		$255,130
Internet - 1.0%
Facebook, Inc., “A “ (a)	875	$71,938
Google, Inc., “A” (a)(s)	174	96,518
Google, Inc., “C” (a)	97	53,156
LinkedIn Corp., “A” (a)	208	51,971
Yelp, Inc. (a)	186	8,807

		$282,390
Machinery & Tools - 0.7%
Atlas Copco AB, “A”	1,596	$51,685
Eaton Corp. PLC	546	37,095
Roper Industries, Inc.	393	67,596
Schindler Holding AG	247	41,124

		$197,500
Major Banks - 1.8%
BNP Paribas	640	$38,929
BOC Hong Kong Holdings Ltd.	12,000	42,798
Goldman Sachs Group, Inc.	293	55,075
HSBC Holdings PLC	7,804	66,449
JPMorgan Chase & Co.	1,420	86,024
Royal Bank of Scotland Group PLC (a)	5,845	29,402
Standard Chartered PLC	2,940	47,604
Sumitomo Mitsui Financial Group, Inc.	1,600	61,311
Wells Fargo & Co. (s)	1,774	96,506

		$524,098
Medical Equipment - 1.1%
Abbott Laboratories	1,602	$74,221
DENTSPLY International, Inc.	1,059	53,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Stryker Corp.	695	$64,114
Terumo Corp.	1,500	39,646
Thermo Fisher Scientific, Inc.	629	84,500

		$316,374
Metals & Mining - 0.3%
Iluka Resources Ltd.	2,425	$15,623
Rio Tinto Ltd.	1,537	62,790

		$78,413
Natural Gas - Distribution - 0.5%
Centrica PLC	6,797	$25,509
China Resources Gas Group Ltd.	14,000	43,437
GDF SUEZ	1,515	29,982
Tokyo Gas Co. Ltd.	6,000	37,788

		$136,716
Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	778	$39,359

Network & Telecom - 0.1%
Cisco Systems, Inc.	1,532	$42,168

Oil Services - 0.2%
Schlumberger Ltd.	680	$56,739

Other Banks & Diversified Financials - 3.0%
Aeon Credit Service Co. Ltd. (l)	1,600	$40,420
American Express Co.	744	58,121
BB&T Corp.	1,157	45,111
Credicorp Ltd.	306	43,033
DBS Group Holdings Ltd.	6,500	96,184
Discover Financial Services	796	44,855
Erste Group Bank AG	1,320	32,552
HDFC Bank Ltd., ADR	1,179	69,431
ING Groep N.V. (a)	3,368	49,415
Intesa Sanpaolo S.p.A.	14,284	48,472
Julius Baer Group Ltd.	871	43,702
Kasikornbank PLC, NVDR	5,900	41,438
KBC Group N.V.	731	45,243
Sberbank of Russia, ADR	5,428	23,851
UBS AG	4,323	81,496
Visa, Inc., “A” (s)	1,668	109,104

		$872,428
Pharmaceuticals - 2.1%
Actavis PLC (a)(s)	349	$103,869
Bayer AG	461	69,268
Eli Lilly & Co.	584	42,428
Novartis AG	1,218	120,509
Roche Holding AG	382	105,386
Santen Pharmaceutical Co. Ltd.	4,500	65,482
Valeant Pharmaceuticals International, Inc. (a)(s)	457	90,769

		$597,711

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.3%
Union Pacific Corp.	772	$83,615

Real Estate - 0.1%
Intu Properties PLC, REIT	6,511	$33,611

Restaurants - 0.2%
YUM! Brands, Inc.	848	$66,755

Specialty Chemicals - 0.8%
Akzo Nobel N.V.	736	$55,729
Axalta Coating Systems Ltd. (a)	301	8,314
JSR Corp.	2,600	45,156
LG Chemical Ltd.	226	46,037
Linde AG	238	48,533
W.R. Grace & Co. (a)	417	41,229

		$244,998
Specialty Stores - 0.6%
Hennes & Mauritz AB, “B”	996	$40,371
L Brands, Inc.	504	47,522
Ryohin Keikaku Co. Ltd.	200	29,116
Urban Outfitters, Inc. (a)	1,515	69,160

		$186,169
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	551	$51,877
KDDI Corp.	3,900	88,464
Mobile TeleSystems OJSC (a)	3,128	13,275
Philippine Long Distance Telephone Co.	310	19,807
Vodafone Group PLC	8,986	29,386

		$202,809
Telephone Services - 0.4%
BT Group PLC	2,817	$18,251
Hellenic Telecommunications Organization S.A. (a)	2,715	24,084
Royal KPN N.V.	5,484	18,558
TDC A.S.	1,989	14,255
Verizon Communications, Inc.	568	27,622

		$102,770
Tobacco - 0.2%
Japan Tobacco, Inc.	2,000	$63,192

Trucking - 0.2%
Yamato Holdings Co. Ltd.	2,200	$50,848

Utilities - Electric Power - 0.5%
CMS Energy Corp. (s)	2,679	$93,524
Edison International	731	45,658

		$139,182
Total Common Stocks		$8,506,403

Preferred Stocks - 0.1%
Telephone Services - 0.1%
Telecom Italia S.p.A.	24,711	$23,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 18.5%
MFS Commodity Strategy Fund - Class R5 (v)	580,933	$3,874,821
MFS Global Real Estate Fund - Class R5	91,049	1,485,926
Total Underlying Affiliated Funds		$5,360,747

Money Market Funds - 5.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,600,244	$1,600,244

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.1%
S&P 500 Index - April 2015 @ $2,100	9	$6,984
S&P 500 Index - December 2015 @ $2,300	14	19,180
Total Call Options Purchased		$26,164

Issuer	Shares/Par
Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	29,205	$29,205
Total Investments		$28,330,668

Other Assets, Less Liabilities - 2.2%		633,527
Net Assets - 100.0%		$28,964,195

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $370,761, representing 1.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At March 31, 2015, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
J.M. Smucker Co., 2.5%, 3/15/20	3/12/15	$1,991	$2,027
J.M. Smucker Co., 4.375%, 3/15/45	3/12/15	1,966	2,084
Total Restricted Securities			$4,111
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 3/31/15

Forward Foreign Currency Exchange Contracts at 3/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	1,000	4/10/15	$777	$760	$17
SELL	AUD	Goldman Sachs International	3,522	4/10/15	2,744	2,681	63
SELL	AUD	JPMorgan Chase Bank N.A.	927,743	4/10/15-5/29/15	711,032	704,479	6,553
SELL	AUD	Westpac Banking Corp.	373,016	4/10/15	299,763	283,969	15,794
SELL	BRL	JPMorgan Chase Bank N.A.	249,515	5/29/15	85,635	76,928	8,707
SELL	CAD	Credit Suisse Group	150,395	4/10/15	127,424	118,734	8,690
SELL	CAD	Goldman Sachs International	85,938	4/10/15	69,014	67,847	1,167
SELL	CAD	JPMorgan Chase Bank N.A.	1,375,511	5/29/15	1,098,506	1,085,186	13,320
BUY	CHF	UBS AG	21,000	4/10/15	20,862	21,615	753
SELL	CHF	Brown Brothers Harriman	3,000	4/10/15	3,088	3,088	0
SELL	CHF	JPMorgan Chase Bank N.A.	2,332,652	5/29/15	2,517,432	2,405,869	111,563
SELL	DKK	Goldman Sachs International	1,126,292	4/10/15-5/29/15	174,274	162,230	12,044
BUY	EUR	Brown Brothers Harriman	37,301	4/10/15	40,081	40,113	32
BUY	EUR	Goldman Sachs International	117,065	4/10/15	122,812	125,888	3,076
BUY	EUR	Merrill Lynch International	17,000	4/10/15	18,243	18,281	38
SELL	EUR	Citibank N.A.	12,000	4/10/15	14,110	12,904	1,206
SELL	EUR	Deutsche Bank AG	177,000	4/10/15	192,275	190,339	1,936
SELL	EUR	Goldman Sachs International	5,140,985	4/10/15-5/12/15	5,796,274	5,530,600	265,674
SELL	EUR	JPMorgan Chase Bank N.A.	83,000	4/10/15	97,298	89,255	8,043
SELL	EUR	Merrill Lynch International	502,731	4/10/15	600,709	540,619	60,090

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	Morgan Stanley Capital Services, Inc.	34,343	4/10/15	$39,162	$36,931	$2,231
SELL	GBP	Brown Brothers Harriman	15,000	4/10/15	22,295	22,250	45
SELL	GBP	Goldman Sachs International	9,000	4/10/15	13,647	13,350	297
SELL	GBP	JPMorgan Chase Bank N.A.	2,028,851	5/29/15	3,111,224	3,008,427	102,797
SELL	IDR	Barclays Bank PLC	312,390,000	5/12/15	24,058	23,673	385
SELL	ILS	Goldman Sachs International	74,919	5/29/15	19,294	18,828	466
BUY	INR	Barclays Bank PLC	3,035,000	4/13/15	48,367	48,408	41
BUY	INR	JPMorgan Chase Bank N.A.	3,131,000	4/13/15	49,928	49,939	11
BUY	JPY	Citibank N.A.	21,077,043	4/10/15	173,729	175,757	2,028
BUY	JPY	Deutsche Bank AG	11,774,000	4/10/15	97,318	98,181	863
BUY	JPY	JPMorgan Chase Bank N.A.	50,461,842	5/12/15	419,618	420,972	1,354
SELL	JPY	Barclays Bank PLC	1,172,000	4/10/15	10,039	9,773	266
SELL	JPY	Goldman Sachs International	2,559,000	4/10/15	21,524	21,339	185
SELL	KRW	JPMorgan Chase Bank N.A.	314,535,860	5/12/15	285,254	283,139	2,115
SELL	MXN	JPMorgan Chase Bank N.A.	1,588,515	4/10/15-5/29/15	105,377	103,853	1,524
BUY	MYR	Barclays Bank PLC	104,000	5/29/15	27,916	27,944	28
SELL	MYR	Barclays Bank PLC	348,291	5/29/15	94,286	93,582	704
SELL	MYR	JPMorgan Chase Bank N.A.	205,427	5/12/15	56,926	55,272	1,654
SELL	NOK	Deutsche Bank AG	666,606	4/10/15	86,233	82,742	3,491
SELL	NOK	Goldman Sachs International	1,225,140	4/10/15-5/29/15	160,859	151,939	8,920
BUY	NZD	Goldman Sachs International	1,359,945	5/29/15	1,005,938	1,011,042	5,104
SELL	NZD	Westpac Banking Corp.	231,003	4/10/15	178,435	172,563	5,872
SELL	PLN	Goldman Sachs International	140,137	5/29/15	38,036	36,910	1,126
SELL	SEK	Credit Suisse Group	283,165	4/10/15	35,250	32,883	2,367
SELL	SEK	Deutsche Bank AG	484,916	4/10/15	59,944	56,312	3,632
SELL	SEK	Goldman Sachs International	10,493,194	4/10/15-5/29/15	1,251,299	1,219,399	31,900
SELL	SGD	JPMorgan Chase Bank N.A.	157,174	5/29/15	115,531	114,366	1,165
BUY	THB	JPMorgan Chase Bank N.A.	772,460	5/18/15	23,365	23,665	300
SELL	ZAR	JPMorgan Chase Bank N.A.	1,134,445	5/29/15	94,956	92,665	2,291

							$701,928

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	1,343,933	5/29/15	$1,040,000	$1,020,300	$(19,700)
BUY	AUD	Westpac Banking Corp.	115,000	4/10/15	93,903	87,547	(6,356)
BUY	CAD	Goldman Sachs International	182,858	4/10/15	145,749	144,363	(1,386)
BUY	CHF	JPMorgan Chase Bank N.A.	260,477	4/10/15-5/29/15	273,141	268,534	(4,607)
BUY	CLP	Barclays Bank PLC	60,935,000	5/29/15	97,637	97,073	(564)
SELL	CLP	Barclays Bank PLC	9,422,250	5/29/15	14,993	15,010	(17)
BUY	CZK	Citibank N.A.	248,000	4/10/15	10,682	9,675	(1,007)
BUY	EUR	Citibank N.A.	125,064	4/10/15	141,630	134,489	(7,141)
BUY	EUR	Credit Suisse Group	103,085	4/10/15	113,881	110,854	(3,027)
BUY	EUR	Deutsche Bank AG	306,245	4/10/15	358,149	329,325	(28,824)
BUY	EUR	Goldman Sachs International	240,309	4/10/15-5/12/15	278,651	258,424	(20,227)
BUY	EUR	JPMorgan Chase Bank N.A.	85,000	4/10/15	97,014	91,406	(5,608)
BUY	EUR	Morgan Stanley Capital Services, Inc.	14,000	4/10/15	15,652	15,055	(597)
SELL	EUR	Goldman Sachs International	79,000	4/10/15	83,648	84,954	(1,306)
BUY	GBP	Barclays Bank PLC	36,088	4/10/15	54,499	53,530	(969)
BUY	GBP	Credit Suisse Group	20,366	4/10/15	31,020	30,210	(810)
BUY	GBP	Goldman Sachs International	5,406	4/10/15	8,129	8,019	(110)
BUY	GBP	Merrill Lynch International	20,366	4/10/15	31,020	30,210	(810)
SELL	HKD	Goldman Sachs International	15,113	5/29/15	1,949	1,949	0
SELL	HKD	JPMorgan Chase Bank N.A.	3,108,222	5/29/15	400,824	400,876	(52)
SELL	IDR	JPMorgan Chase Bank N.A.	1,274,140,846	4/13/15	95,050	97,186	(2,136)
SELL	INR	Barclays Bank PLC	4,309,200	5/12/15	68,108	68,324	(216)
BUY	JPY	Deutsche Bank AG	34,050,108	4/10/15	287,172	283,937	(3,235)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	JPY	Goldman Sachs International	5,886,028	4/10/15	$49,523	$49,082	$(441)
BUY	JPY	JPMorgan Chase Bank N.A.	2,048,000	4/10/15	17,229	17,078	(151)
BUY	JPY	Morgan Stanley Capital Services, Inc.	952,000	4/10/15	8,010	7,939	(71)
SELL	JPY	Barclays Bank PLC	580,000	4/10/15	4,828	4,837	(9)
SELL	JPY	Goldman Sachs International	7,900,000	4/10/15	65,106	65,877	(771)
SELL	JPY	JPMorgan Chase Bank N.A.	132,750,099	5/12/15	1,104,030	1,107,452	(3,422)
BUY	KRW	JPMorgan Chase Bank N.A.	142,761,710	4/17/15	129,208	128,615	(593)
BUY	NOK	Goldman Sachs International	15,239,953	5/29/15	1,999,506	1,889,041	(110,465)
SELL	NZD	Goldman Sachs International	951,196	5/29/15	704,328	707,160	(2,832)
BUY	PLN	Goldman Sachs International	81,039	4/10/15	22,424	21,379	(1,045)
SELL	RUB	Barclays Bank PLC	1,557,772	4/20/15	25,032	26,548	(1,516)
BUY	SEK	Goldman Sachs International	1,052,332	5/29/15	124,616	122,297	(2,319)
BUY	SGD	Barclays Bank PLC	24,000	4/10/15	17,933	17,485	(448)
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	5/12/15	46,375	46,719	(344)
BUY	TRY	Barclays Bank PLC	43,000	4/10/15	18,092	16,505	(1,587)
SELL	TWD	Goldman Sachs International	3,794,760	5/12/15	120,114	121,287	(1,173)
BUY	ZAR	JPMorgan Chase Bank N.A.	296,000	4/10/15	24,841	24,372	(469)

							$(236,361)

Futures Contracts Outstanding at 3/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	13	$208,767	April - 2015	$3,568
AEX Index (Short)	EUR	7	736,028	April - 2015	5,635
CAC 40 Index (Long)	EUR	6	324,857	April - 2015	1,396
DAX Index (Long)	EUR	4	1,288,996	June - 2015	2,610
FTSE/MIB Index (Long)	EUR	6	734,583	June - 2015	10,219
IBEX 35 Index (Long)	EUR	5	616,337	April - 2015	22,658
Hang Seng Index (Long)	HKD	8	1,288,971	April - 2015	22,627
Hang Seng China Enterprises Index (Long)	HKD	16	1,286,423	April - 2015	49,030
KOSPI 200 Index (Long)	KRW	6	694,193	June - 2015	4,475
OMX 30 Index (Long)	SEK	24	461,217	April - 2015	4,014
SGX CNX Nifty Index (Short)	USD	3	51,234	April - 2015	491

					$126,723

Interest Rate Futures
UK Long Gilt Bond (Long)	GBP	13	$2,328,567	June - 2015	$59,788
U.S. Treasury Note 10 yr (Long)	USD	44	5,671,875	June - 2015	34,299

					$94,087

					$220,810

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	10	$1,115,501	June - 2015	$(12,282)
S&P/TSE 60 Index (Short)	CAD	1	136,639	June - 2015	(1,044)
FTSE 100 Index (Short)	GBP	4	398,657	June - 2015	(966)
Mexico Bolsa Index (Long)	MXN	4	114,306	June - 2015	(740)
MSCI Singapore Index (Long)	SGD	6	331,363	April - 2015	(498)
TurkDEX-BIST 30 Index (Long)	TRY	301	1,142,433	April - 2015	(96,494)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Equity Futures – continued
E-Mini S&P 500 Index (Short)	USD	19	$1,957,760	June - 2015	$(4,190)
Russell 2000 Mini Index (Short)	USD	10	1,248,900	June - 2015	(18,080)
MSCI Taiwan Index (Long)	USD	13	457,084	April - 2015	(11,807)
FTSE/JSE Top 40 Index (Short)	ZAR	23	879,823	June - 2015	(1,333)

					$(147,434)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	15	$1,515,778	June - 2015	$(34,107)
Canadian Government Bond 10 yr (Short)	CAD	14	1,577,798	June - 2015	(4,908)
German Euro Bund (Short)	EUR	29	4,950,495	June - 2015	(56,436)
Japanese Government Bond 10 yr (Short)	JPY	2	2,454,996	June - 2015	(2,193)

					$(97,644)

					$(245,078)

At March 31, 2015, the fund had cash collateral of $146,134 and liquid securities with an aggregate value of $1,877,949 to cover any commitments for securities sold short and/or certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,933,451	$—	$—	$4,933,451
Japan	280,860	332,109	—	612,969
United Kingdom	259,912	305,286	—	565,198
Switzerland	469,409	—	—	469,409
France	303,448	62,542	—	365,990
Hong Kong	93,795	163,095	—	256,890
Germany	98,341	69,268	—	167,609
Netherlands	136,557	18,558	—	155,115
Taiwan	55,913	55,672	—	111,585
Other Countries	517,992	399,608	—	917,600
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	4,399,662	—	4,399,662
Non-U.S. Sovereign Debt	—	4,772,033	—	4,772,033
U.S. Corporate Bonds	—	2,000,709	—	2,000,709
Residential Mortgage-Backed Securities	—	477,348	—	477,348
Commercial Mortgage-Backed Securities	—	463,560	—	463,560
Foreign Bonds	—	671,344	—	671,344
Mutual Funds	6,990,196	—	—	6,990,196
Total Investments	$14,139,874	$14,190,794	$—	$28,330,668

Other Financial Instruments
Futures Contracts	$(23,552)	$(716)	$—	$(24,268)
Forward Foreign Currency Exchange Contracts	—	465,567	—	465,567

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $1,156,648 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$28,985,180
Gross unrealized appreciation	1,692,335
Gross unrealized depreciation	(2,346,847)
Net unrealized appreciation (depreciation)	$(654,512)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	512,603	145,100	(76,770)	580,933
MFS Global Real Estate Fund	113,231	8,662	(30,844)	91,049
MFS Institutional Money Market Portfolio	784,795	10,184,401	(9,368,952)	1,600,244

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(476,942)	$—	$9,482	$3,874,821
MFS Global Real Estate Fund	(39,889)	27,830	49,654	1,485,926
MFS Institutional Money Market Portfolio	—	—	674	1,600,244

	$(516,831)	$27,830	$59,810	$6,960,991

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	71.2%
United Kingdom	11.2%
Hong Kong	5.8%
Italy	5.2%
China	4.8%
France	4.2%
Spain	4.1%
Australia	(7.4)%
Germany	(10.9)%
Other Countries	11.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.